Hedging derivatives - IBOR reform (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Notional amount	€ 392,948	€ 360,626	€ 362,464
Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	206,957	199,260	202,548
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	176,176	181,582	183,586
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	160,397	139,156	135,439
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	€ 99,648	€ 74,731	€ 55,810
IBOR Reform Phase I and II
Disclosure of detailed information about hedges [line items]
Percentage of notional amount affected by IBOR reforms	4.85%
Percentage of hedged items to notional amount affected by IBR Reforms	2.02%
IBOR Reform Phase I and II | USD LIBOR
Disclosure of detailed information about hedges [line items]
Notional amount	€ 26,257
IBOR Reform Phase I and II | USD LIBOR | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	12,116
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges
Disclosure of detailed information about hedges [line items]
Notional amount	14,223
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	190
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	14,223
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	190
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges
Disclosure of detailed information about hedges [line items]
Notional amount	12,034
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	11,926
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	12,034
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	11,926
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	11,241
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	190
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	11,241
IBOR Reform Phase I and II | USD LIBOR | Fair value hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	190
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date
Disclosure of detailed information about hedges [line items]
Notional amount	7,830
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	7,732
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk
Disclosure of detailed information about hedges [line items]
Notional amount	7,830
IBOR Reform Phase I and II | USD LIBOR | Cash flow hedges, maturing after transition date | Interest rate risk | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	7,732
IBOR Reform Phase I and II | USD LIBOR | Hedging instruments with maturity after the transition date
Disclosure of detailed information about hedges [line items]
Notional amount	19,071
IBOR Reform Phase I and II | USD LIBOR | Hedging instruments with maturity after the transition date | Hedged item
Disclosure of detailed information about hedges [line items]
Notional amount	€ 7,922